Cover Page	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	HARROW, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35814
Entity Tax Identification Number	45-0567010
Entity Address, Address Line One	1A Burton Hills Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37215
City Area Code	(615)
Local Phone Number	733-4730
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	HROW
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001360214